Investment properties - Rental fee earned and operating expenses directly related to the investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rental income from investment property, net of direct operating expense [abstract]
Rental fee earned from investment properties	₩ 22,798	₩ 15,056
Direct operating expense from investment property generating rental income	₩ 4,093	₩ 2,941